SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of supplemental cash flow information

Supplemental cash flow information
	June 30, 2026	June 30, 2025
Fair value of finders’ warrants	—	65,750
Shares issued for mineral properties	31,161	—
Shares issued for debt settlement	—	134,118
Fair value of warrants exercised	231,764	8,516
Fair value of options exercised	5,078	—
Mineral properties included in accounts payable	1,753,222	578,874
Cash paid for income taxes	—	—
Cash paid for interest	—	—